SUPPLEMENTARY FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Other Income and Deductions

Other Income and Deductions

	Three Months Ended March 31,
	2013	2012
Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$5	$6
Other	—	1

Total other income	$5	$7

Other deductions:
Professional fees	$2	$1
Other	2	—

Total other deductions	$4	$1

Other Income and Deductions

	Year Ended December 31,
	2012	2011	2010
Other income:
Accretion of adjustment (discount) to regulatory assets due to purchase accounting	$23	$29	$34
Net gain on sale of other properties and investments	3	1	2

Total other income	$26	$30	$36

Other deductions:
Professional fees	$3	$4	$4
Equity losses in unconsolidated affiliate (Note 11)	—	—	2
SARs early exercise (Note 10)	57	—	—
Other	4	5	2

Total other deductions	$64	$9	$8

Interest Expense and Related Charges

Interest Expense and Related Charges

	Three Months Ended March 31,
	2013	2012
Interest expense	$89	$92
Amortization of debt issuance costs and discounts	7	1
Allowance for funds used during construction – capitalized interest portion	(2)	(2)

Total interest expense and related charges	$94	$91

Interest Expense and Related Charges

	Year Ended December 31,
	2012	2011	2010
Interest expense	$366	$359	$342
Amortization of fair value debt discounts resulting from purchase accounting	—	—	2
Amortization of debt issuance costs and discounts	18	3	5
Allowance for funds used during construction – capitalized interest portion	(10)	(3)	(2)

Total interest expense and related charges	$374	$359	$347

Trade Accounts Receivable

Trade accounts receivable reported on our balance sheet consisted of the following:

	At March 31, 2013	At December 31, 2012
Gross trade accounts receivable	$477	$395
Trade accounts receivable from TCEH	(123)	(55)
Allowance for uncollectible accounts	(2)	(2)

Trade accounts receivable from nonaffiliates – net	$352	$338

Trade accounts receivable reported on our balance consisted of the following:

	At December 31,
	2012	2011
Gross trade accounts receivable	$395	$436
Trade accounts receivable from TCEH	(55)	(131)
Allowance for uncollectible accounts	(2)	(2)

Trade accounts receivable from nonaffiliates — net	$338	$303

Summary of Investment balance

Investments and other property reported on our balance sheet consisted of the following:

	At March 31, 2013	At December 31, 2012
Assets related to employee benefit plans, including employee savings programs, net of distributions	$82	$80
Land	2	3

Total investments and other property	$84	$83

Investments and other property reported on our balance consisted of the following:

	At December 31,
	2012	2011
Assets related to employee benefit plans, including employee savings programs, net of distributions	$80	$70
Land	3	3

Total investments and other property	$83	$73

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	At March 31, 2013	At December 31, 2012
Total assets in service	$16,189	$16,083
Less accumulated depreciation	5,519	5,407

Net of accumulated depreciation	10,670	10,676
Construction work in progress	819	627
Held for future use	15	15

Property, plant and equipment – net	$11,504	$11,318

Property, plant and equipment reported on our balance consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2012	2012	2011
Assets in service:
Distribution	4.1% / 24.5 years	$9,745	$9,486
Transmission	2.8% / 35.2 years	5,482	4,919
Other assets	9.3% / 10.8 years	856	822

Total		16,083	15,227
Less accumulated depreciation		5,407	5,203

Net of accumulated depreciation		10,676	10,024
Construction work in progress		627	530
Held for future use		15	15

Property, plant and equipment – net		$11,318	$10,569

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At March 31, 2013			At December 31, 2012
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$296	$80	$216	$295	$79	$216
Capitalized software	439	234	205	409	220	189

Total	$735	$314	$421	$704	$299	$405

Intangible assets (other than goodwill) reported on our balance sheet consisted of the following:

	At December 31, 2012			At December 31, 2011
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$295	$79	$216	$248	$77	$171
Capitalized software	409	220	189	378	181	197

Total	$704	$299	$405	$626	$258	$368

Estimated aggregate amortization expense	The estimated aggregate amortization expense for each of the next five fiscal years from December 31, 2012 is as follows:

Year	Amortization Expense
2013	$62
2014	60
2015	60
2016	57
2017	49
The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2013	$56
2014	56
2015	56
2016	53
2017	45

Other Noncurrent Liabilities and Deferred Credits

Other noncurrent liabilities and deferred credits reported on our balance sheet consisted of the following:

	At March 31,	At December 31,
	2013	2012
Retirement plans and other employee benefits	$1,506	$1,495
Uncertain tax positions (including accrued interest)	93	169
Other	69	58

Total other noncurrent liabilities and deferred credits	$1,668	$1,722

Other noncurrent liabilities and deferred credits reported on our balance sheet consisted of the following:

	At December 31,
	2012	2011
Retirement plans and other employee benefits	$1,495	$1,340
Uncertain tax positions (including accrued interest)	169	147
Other	58	59

Total	$1,722	$1,546

Supplemental Cash Flow Information

Supplemental Cash Flow Information

	Three Months Ended March 31,
	2013	2012
Cash payments (receipts) related to:
Interest	$96	$135
Capitalized interest	(2)	(2)

Interest (net of amounts capitalized)	94	133

Noncash construction expenditures (a)	69	85

(a)	Represents end-of-period accruals.

Supplemental Cash Flow Information

	Year Ended December 31,
	2012	2011	2010
Cash payments (receipts) related to:
Interest	$378	$360	$339
Capitalized interest	(10)	(3)	(2)

Interest (net of amounts capitalized).	368	357	337

Amount in lieu of income taxes:
Federal	(23)	(134)	109
State	21	20	19

Total amount in lieu of income taxes	(2)	(114)	128

SARs early exercise	64	—	—
Noncash investing and financing activities:
Construction expenditures (a)	103	140	78
Debt exchange transactions	—	—	324

(a)	Represents end-of-period accruals.

Details of restricted cash

Restricted cash amounts reported on our balance sheet consisted of the following:

	At December 31, 2012		At December 31, 2011
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets
Customer collections related to transition bonds used only to service debt and pay expenses	$55	$—	$57	$—
Reserve for fees associated with transition bonds	—	10	—	10
Reserve for shortfalls of transition bond charges	—	6	—	6

Total restricted cash	$55	$16	$57	$16

Quarterly information (unaudited)

Results of operations by quarter for the years ended December 31, 2012 and 2011 are summarized below. In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made. Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Operating revenues	$783	$828	$925	$792
Operating income	157	188	230	156
Net income (a)	75	107	139	28

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Operating revenues	$706	$756	$897	$759
Operating income	145	173	225	150
Net income	65	92	144	66

(a)	Fourth quarter 2012 reflects a $57 million charge to expense associated with the SARs settlement (see Note 10).